OPERATING LEASES	6 Months Ended	9 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Operating Leases
OPERATING LEASES

NOTE 7 – OPERATING LEASES

At the time of this filing, the Company has operating lease agreements for offices in Florida and Hong Kong and a retail location in New York expiring in various years through 2038.

The Company entered into an operating lease agreement, effective October 1, 2017, for our corporate headquarters located in Fort Lauderdale, Florida where we lease approximately 6,500 square feet of office space which expired on March 31, 2024. On February 22, 2024, the Company executed a lease extension for 14 months effective April 1, 2024, and expires on May 31, 2025. The base rent on the extension is approximately $10,000 per month subject to a 3% annual adjustment.

The Singing Machine Company, Inc.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023

(Unaudited)

The Company entered into an operating lease on August 23, 2023, for approximately 10,000 square feet of ground floor retail space and a portion of the basement underneath the ground floor retail space. The lease expires August 22, 2038, and the monthly base rent is $30,000, subject to annual increases. The lease includes a 11-month free rent period between July 1, 2023, and June 30, 2024 and also includes a $700,000 reimbursement for tenant improvements upon completion of construction milestones as defined in the lease. Due to uncertainties as to whether these milestones will be met timely, the Company has not recorded any amounts related to the tenant improvement allowance in our condensed consolidated financial statements at lease inception for the three and six months ended June 30, 2024. (See Note 6).

Supplemental balance sheet information related to leases as of June 30, 2024 and December 31, 2023 is as follows:

Assets:	June 30, 2024	December 31, 2023
Operating lease - right-of-use assets	$178,000	$3,926,000

Liabilities
Current
Current portion of operating leases	$165,000	$84,000
Operating lease liabilities, net of current portion	$4,136,000	$3,925,000

Supplemental statement of operations information related to operating leases is as follows:

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Operating lease expense as a component of general and administrative expenses	$203,000	$237,000	$399,000	$483,000

Supplemental cash flow information related to operating leases is as follows:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow paid for operating leases	$46,000	$252,000	$91,000	$504,000

Lease term and Discount Rate
Weighted average remaining lease term (years)	14.3	13.2
Weighted average discount rate	12.0%	6.5%

Minimum future payments under all operating leases as of June 30, 2024, are as follows:

Payments due by period	Amount
2024 (remaining six months)	$271,000
2025	408,000
2026	529,000
2027	585,000
2028	611,000
Thereafter	7,555,000
Total minimum future payments	$9,959,000
Less: Interest	5,658,000
Total operating lease liabilities	$4,301,000
Less: current portion of lease liabilities	165,000
Operating lease liabilities, net of current portion	$4,136,000

NOTE 8 – OPERATING LEASES

At the time of this filing, the Company has operating lease agreements for offices in Florida and Hong Kong and a retail location in New York expiring in various years through 2038. The Company entered into an operating lease agreement, effective October 1, 2017, for our corporate headquarters located in Fort Lauderdale, Florida where we lease approximately 6,500 square feet of office space. The lease expired on March 31, 2024. The base rent payment is approximately $9,950 per month, subject to annual adjustments. On February 22, 2024, the Company executed a lease extension for 14 months effective April 1, 2024, and expires on May 31, 2025. The base rent on the extension is approximately $10,553 per month subject to a 3% annual adjustment.

The Company entered into an operating lease on August 23, 2023, for approximately 10,000 square feet of ground floor retail space and a portion of the basement underneath the ground floor retail space. The lease expires August 22, 2038, and the monthly base rent is $30,000, subject to annual increases. The lease includes a 11-month free rent period between July 1, 2023, and June 30, 2024 and also includes a $700,000 reimbursement for tenant improvements upon completion of construction milestones as defined in the lease. Due to uncertainties as to whether these milestones will be met timely, the Company has not recorded any amounts related to the tenant improvement allowance in our consolidated financial statements for the nine months ended December 31, 2023, at lease inception in the balance sheet of our consolidated financial statements.

On August 31, 2023, our Ontario, California operating lease agreement for our primary warehouse expired. The Company did not renew the lease and instead transferred all of its warehousing and logistics operations to a third-party logistics facility.

We entered into an operating lease agreement, effective October 15, 2022, for our administrative office located in Hong Kong where we lease approximately 1,890 square feet of office space. The lease expires on October 14, 2025. The base rent payment is approximately $4,900 per month for the entire term of the lease.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2023, and March 31, 2023 and 2022

Lease expense for our operating leases is recognized on a straight-line basis over the lease terms.

Supplemental balance sheet information related to leases as of December 31, 2023 and March 31, 2023 is as follows:

	December 31, 2023	March 31, 2023
Assets:
Operating lease - right-of-use assets	$3,926,000	$561,000

Liabilities
Current portion of operating leases	$84,000	$509,000
Operating lease liabilities, net of current portion	$3,925,000	$88,000

Supplemental statement of operations information related to leases for the nine months ended December 31, 2023 and fiscal year ended March 31, 2023 is as follows:

	Nine Months Ended	Fiscal Year Ended
	December 31 2023	March 31, 2023
Operating lease expense as a component of general and administrative expenses	$717,000	$1,058,000

Supplemental cash flow information related to leases for the nine months ended December 31, 2023 and fiscal year ended March 31, 2023 is as follows:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow paid for operating leases	$858,000	$960,000

Lease term and Discount Rate
Weighted average remaining lease term (months)
Operating leases	15.0	12.4
Weighted average discount rate
Operating leases	12.0%	6.5%

Minimum future payments under all operating leases as of December 31, 2023, are as follows:

Payments due by period	Amount
2024	$269,000
2025	355,000
2026	529,000
2027	585,000
2028	610,000
Thereafter	7,555,000
Total minimum future payments	9,903,000
Less: interest	5,894,000
Total operating lease liabilities	$4,009,000
Less: current portion of lease liabilities	84,000
Operating lease liabilities, net of current portion	$3,925,000